Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 5,028	$ 10,545
Prepaid expenses and other receivables	2,667	2,689
Convertible note receivable		442
Total current assets	7,695	13,676
Non-current assets
Investment in associate		806
Investment in public company		2,087
In-process research and development		81,683
Deferred commitment fee, net of amortization of $900 and $61, respectively		839
Right to use asset	35
Other assets, including equipment, net	49	38
Total non-current assets	84	85,453
Total assets	7,779	99,129
Current liabilities
Accounts payable and accrued liabilities	2,836	1,865
Lease liability - current, including interest	40
Other current liabilities	3
Total current liabilities	2,879	1,865
Non-current liabilities
Lease liability - non-current	7
Warrant liability	1,564
Deferred tax liability		10,564
Deferred purchase price payable - Tarus		7,179
Deferred obligation - iOx milestone		4,126
Total non-current liabilities	1,571	21,869
Total liabilities	4,450	23,734
Shareholders’ Equity
Capital stock	219,499	218,782
Stock option reserve	23,841	21,204
Accumulated other comprehensive loss		(4,325)
Accumulated deficit	(239,318)	(159,616)
Total equity attributable to owners of the Company	4,022	76,045
Non-controlling interest	(693)	(650)
Total equity	3,329	75,395
Total liabilities and equity	7,779	99,129
Commitments and Contingent Liabilities (Note 18)